Financial liabilities at amortized cost - payables to network (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Payables to credit card network	$ 13,633,823	$ 9,333,541
Payables to clearing houses	126
Total	13,633,949	9,333,541
Payable to credit card	13,633,949	9,333,541
Payable to credit card	13,633,823	9,333,541
Not later than one month [member]
IfrsStatementLineItems [Line Items]
Payable to credit card	5,335,818	4,326,268
Later than one month and not later than three months [member]
IfrsStatementLineItems [Line Items]
Payable to credit card	4,273,171	2,450,743
Later than three months [member]
IfrsStatementLineItems [Line Items]
Payable to credit card	$ 4,024,834	$ 2,556,530